Derivative Financial Instruments	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments

The following table presents the notional amount and estimated fair value of derivative instruments:

		December 31, 2016			December 31, 2015
		Notional Amount	Fair Value		Notional Amount	Fair Value
	Hedged Item or Transaction		Gain	Loss		Gain	Loss
		(Dollars in millions)
Cash flow hedges:
Interest rate contracts:
Pay fixed swaps	3 mo. LIBOR funding	$7,050	$—	$(187)	$9,300	$—	$(214)

Fair value hedges:
Interest rate contracts:
Receive fixed swaps	Long-term debt	12,099	202	(100)	13,092	329	(1)
Options	Long-term debt	2,790	—	(1)	—	—	—
Pay fixed swaps	Commercial loans	346	4	(2)	207	—	(2)
Pay fixed swaps	Municipal securities	231	—	(83)	244	—	(94)
Total		15,466	206	(186)	13,543	329	(97)

Not designated as hedges:
Client-related and other risk management:
Interest rate contracts:
Receive fixed swaps		9,989	235	(44)	8,827	337	(1)
Pay fixed swaps		10,263	43	(252)	8,984	1	(363)
Other swaps		1,086	2	(5)	1,005	3	(6)
Other		709	2	(2)	601	1	(2)
Forward commitments		5,972	29	(28)	4,403	5	(4)
Foreign exchange contracts		669	8	(5)	513	6	(4)
Total		28,688	319	(336)	24,333	353	(380)

Mortgage banking:
Interest rate contracts:
Interest rate lock commitments		2,219	7	(20)	1,828	8	(4)
When issued securities, forward rate agreements and forward commitments		3,657	51	(14)	2,725	9	(5)
Other		449	2	(1)	677	4	—
Total		6,325	60	(35)	5,230	21	(9)

MSRs:
Interest rate contracts:
Receive fixed swaps		5,034	18	(236)	2,343	79	(7)
Pay fixed swaps		3,768	56	(7)	2,329	4	(56)
Options		5,710	160	(8)	7,765	184	(24)
When issued securities, forward rate agreements and forward commitments		3,210	3	(8)	2,682	—	(5)
Total		17,722	237	(259)	15,119	267	(92)
Total derivatives not designated as hedges		52,735	616	(630)	44,682	641	(481)
Total derivatives		$75,251	822	(1,003)	$67,525	970	(792)

Gross amounts not offset in the Consolidated Balance Sheets:
Amounts subject to master netting arrangements not offset due to policy election			(443)	443		(391)	391
Cash collateral (received) posted			(119)	450		(283)	368
Net amount			$260	$(110)		$296	$(33)

The fair values of derivatives in a gain or loss position are presented on a gross basis in other assets or other liabilities, respectively, in the Consolidated Balance Sheets. Cash collateral posted for derivatives in a loss position is reported as restricted cash. Derivatives with dealer counterparties at both the bank and the parent company are governed by the terms of ISDA Master netting agreements and Credit Support Annexes. The ISDA Master agreements allow counterparties to offset trades in a gain against trades in a loss to determine net exposure and allows for the right of setoff in the event of either a default or an additional termination event. Credit Support Annexes govern the terms of daily collateral posting practices. Collateral practices mitigate the potential loss impact to affected parties by requiring liquid collateral to be posted on a scheduled basis to secure the aggregate net unsecured exposure. In addition to collateral, the right of setoff allows counterparties to offset net derivative values with a defaulting party against certain other contractual receivables from or obligations due to the defaulting party in determining the net termination amount.

No portion of the change in fair value of derivatives designated as hedges has been excluded from effectiveness testing. The ineffective portion was immaterial for all periods presented. The following table presents the effect of hedging derivative instruments on the consolidated statements of income:

	Effective Portion
	Pre-tax Gain (Loss) Recognized in OCI			Location of Amounts Reclassified from AOCI into Income	Pre-tax Gain (Loss) Reclassified from AOCI into Income
Year Ended December 31	2016	2015	2014		2016	2015	2014
	(Dollars in millions)
Cash Flow Hedges:
Interest rate contracts	$(24)	$(130)	$(172)	Total interest expense	$(11)	$(83)	$(82)

				Location of Amounts Recognized in Income	Pre-tax Gain (Loss) Recognized in Income
					2016	2015	2014
					(Dollars in millions)
Fair Value Hedges:
Interest rate contracts				Total interest income	$(18)	$(20)	$(22)
Interest rate contracts				Total interest expense	226	279	233
Total					$208	$259	$211

Not Designated as Hedges:
Client-related and other risk management:
Interest rate contracts				Other income	$52	$27	$18
Foreign exchange contracts				Other income	11	21	16
Mortgage Banking:
Interest rate contracts				Mortgage banking income	8	7	(16)
MSRs:
Interest rate contracts				Mortgage banking income	31	32	251
Total					$102	$87	$269

The following table provides a summary of derivative strategies and the related accounting treatment:

	Cash Flow Hedges	Fair Value Hedges	Derivatives Not Designated as Hedges

Risk exposure	Variability in cash flows of interest payments on floating rate business loans, overnight funding and various LIBOR funding instruments.	Losses in value on fixed rate long-term debt, CDs, FHLB advances, loans and state and political subdivision securities due to changes in interest rates.
Risk associated with an asset or liability, including mortgage banking operations and MSRs, or for client needs. Includes exposure to changes in market rates and conditions subsequent to the interest rate lock and funding date for mortgage loans originated for sale.

Risk management objective	Hedge the variability in the interest payments and receipts on future cash flows for forecasted transactions related to the first unhedged payments and receipts of variable interest.	Convert the fixed rate paid or received to a floating rate, primarily through the use of swaps.
For interest rate lock commitment derivatives and LHFS, use mortgage-based derivatives such as forward commitments and options to mitigate market risk. For MSRs, mitigate the income statement effect of changes in the fair value of the MSRs.

Treatment for portion that is highly effective	Recognized in AOCI until the related cash flows from the hedged item are recognized in earnings.	Recognized in current period income along with the corresponding changes in the fair value of the designated hedged item attributable to the risk being hedged.	Entire change in fair value recognized in current period income.

Treatment for portion that is ineffective	Recognized in current period income.	Recognized in current period income.	Not applicable

Treatment if hedge ceases to be highly effective or is terminated	Hedge is dedesignated. Effective changes in value that are recorded in AOCI before dedesignation are amortized to yield over the period the forecasted hedged transactions impact earnings.
If hedged item remains outstanding, termination proceeds are included in cash flows from financing activities and effective changes in value are reflected as part of the carrying value of the financial instrument and amortized to earnings over its estimated remaining life.
Not applicable

Treatment if transaction is no longer probable of occurring during forecast period or within a short period thereafter	Hedge accounting is ceased and any gain or loss in AOCI is reported in earnings immediately.	Not applicable	Not applicable

The following table presents information about BB&T's cash flow and fair value hedges:

	December 31,
	2016		2015
	(Dollars in millions)
Cash flow hedges:
Net unrecognized after-tax loss on active hedges recorded in AOCI	$(118)		$(134)
Net unrecognized after-tax gain on terminated hedges recorded in AOCI (to be recognized in earnings through 2022)	26		50
Estimated portion of net after-tax loss on active and terminated hedges to be reclassified from AOCI into earnings during the next 12 months	(4)		(7)
Maximum time period over which BB&T has hedged a portion of the variability in future cash flows for forecasted transactions excluding those transactions relating to the payment of variable interest on existing instruments	6	yrs	7	yrs
Fair value hedges:
Unrecognized pre-tax net gain on terminated hedges (to be recognized as interest primarily through 2019)	$169		$138
Portion of pre-tax net gain on terminated hedges to be recognized as a change in interest during the next 12 months	56		57

Derivatives Credit Risk – Dealer Counterparties

Credit risk related to derivatives arises when amounts receivable from a counterparty exceed those payable to the same counterparty. The risk of loss is addressed by subjecting dealer counterparties to credit reviews and approvals similar to those used in making loans or other extensions of credit and by requiring collateral. Dealer counterparties operate under agreements to provide cash and/or liquid collateral when unsecured loss positions exceed negotiated limits.

Derivative contracts with dealer counterparties settle on a monthly, quarterly or semiannual basis, with daily movement of collateral between counterparties required within established netting agreements. BB&T only transacts with dealer counterparties with strong credit standings.

Derivatives Credit Risk – Central Clearing Parties

Certain derivatives are cleared through central clearing parties that require initial margin collateral, as well as collateral for trades in a net loss position. Initial margin collateral requirements are established by central clearing parties on varying bases, with such amounts generally designed to offset the risk of non-payment. Initial margin is generally calculated by applying the maximum loss experienced in value over a specified time horizon to the portfolio of existing trades. The central clearing party used for TBA transactions does not post variation margin to the bank.

	December 31,
	2016	2015
	(Dollars in millions)
Dealer Counterparties:
Cash collateral received from dealer counterparties	$123	$283
Derivatives in a net gain position secured by that collateral	123	301
Unsecured positions in a net gain with dealer counterparties after collateral postings	4	18

Cash collateral posted to dealer counterparties	138	156
Derivatives in a net loss position secured by that collateral	144	161

Additional collateral that would have been posted had BB&T's credit ratings dropped below investment grade	8	6

Central Clearing Parties:
Cash collateral, including initial margin, posted to central clearing parties	313	223
Derivatives in a net loss position secured by that collateral	318	227
Securities pledged to central clearing parties	119	207